Putnam Investments, LLC
                                        One Post Office Square
                                        Boston, MA 02109
                                        September 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237) (the
    "Trust")
    Putnam Capital Opportunities Fund and Putnam Mid Cap Value Fund (the "Funds") Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 30, 2001.

Comments or questions concerning this certificate may be directed to Kathleen M. Moynihan at 1-800-225-2465, ext. 11796.

                               Very truly yours,

                               Putnam Investment Funds

                               /s/ Gordon H. Silver
                           By: -----------------------------
                               Gordon H. Silver
                               Vice President

cc: Keith Roberts, Esq.
    Ropes & Gray